UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2024

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.8%
Brazil | 10.8%
Banco do Brasil SA	685,102	$7,734,273
BB Seguridade Participacoes SA	1,141,500	7,401,519
CCR SA	1,324,350	3,649,264
Engie Brasil Energia SA	297,198	2,385,690
Petroleo Brasileiro SA ADR	402,270	6,118,527
Vale SA ADR	296,383	3,612,909
Vibra Energia SA	779,200	3,885,591
		34,787,773
Chile | 0.9%
Sociedad Quimica y Minera de Chile SA ADR	55,773	2,741,801
China | 24.8%
Alibaba Group Holding Ltd. ADR	43,120	3,120,163
Anhui Conch Cement Co. Ltd., Class H	1,309,375	2,726,458
China Construction Bank Corp., Class H	14,164,038	8,549,604
China Medical System Holdings Ltd.	1,560,000	1,638,785
China Merchants Bank Co. Ltd., Class H	905,737	3,587,211
China Shenhua Energy Co. Ltd., Class H	657,275	2,583,961
China Vanke Co. Ltd., Class H	1,825,294	1,265,568
ENN Natural Gas Co. Ltd., Class A	953,196	2,527,590
Gree Electric Appliances, Inc. of Zhuhai, Class A	866,598	4,700,883
Hengan International Group Co. Ltd.	1,063,027	3,349,978
Huayu Automotive Systems Co. Ltd., Class A	1,262,396	2,875,114
JD.com, Inc. ADR	104,208	2,854,257
Lenovo Group Ltd.	6,460,000	7,488,294
Midea Group Co. Ltd., Class A	558,100	4,986,620
NetEase, Inc. ADR	23,041	2,384,052
Ping An Insurance Group Co. of China Ltd., Class H	897,000	3,815,906
Sinopharm Group Co. Ltd., Class H	2,139,597	5,488,172
Tencent Holdings Ltd.	86,800	3,387,343
Tingyi Cayman Islands Holding Corp.	3,766,000	4,128,771
Want Want China Holdings Ltd.	3,871,000	2,285,055
Weichai Power Co. Ltd., Class H	3,127,958	5,963,392
		79,707,177
Egypt | 0.7%
Commercial International Bank - Egypt (CIB) GDR	1,424,032	2,269,881
Greece | 1.8%
National Bank of Greece SA (*)	436,724	3,419,155
OPAP SA	126,499	2,276,361
		5,695,516
Description	Shares	Fair Value
Hong Kong | 0.9%
ASMPT Ltd.	240,388	$3,025,404
Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	381,440	3,092,965
OTP Bank Nyrt	144,904	6,669,039
		9,762,004
India | 6.3%
Axis Bank Ltd.	226,349	2,847,822
Hindalco Industries Ltd.	312,268	2,098,436
Indus Towers Ltd. (*)	1,828,123	6,385,265
Infosys Ltd. ADR	177,176	3,176,766
Tata Consultancy Services Ltd.	55,338	2,576,711
UPL Ltd.	552,226	3,019,809
		20,104,809
Indonesia | 4.3%
Astra International Tbk PT	10,414,604	3,385,280
Bank Mandiri Persero Tbk PT	10,346,560	4,736,730
Telkom Indonesia Persero Tbk. PT ADR	148,447	3,304,430
United Tractors Tbk PT	1,594,300	2,431,166
		13,857,606
Mexico | 6.1%
America Movil SAB de CV ADR	213,711	3,987,847
Grupo Aeroportuario del Pacifico SAB de CV ADR	15,399	2,512,655
Grupo Financiero Banorte SAB de CV, Class O	375,665	4,035,821
Grupo Mexico SAB de CV, Series B	494,472	2,929,051
Kimberly-Clark de Mexico SAB de CV, Class A	1,660,189	4,001,474
Ternium SA ADR	51,522	2,144,346
		19,611,194
Portugal | 2.1%
Galp Energia SGPS SA	410,436	6,793,935
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2
South Africa | 7.8%
Anglo American PLC	111,413	2,753,048
Bidvest Group Ltd.	242,026	3,099,850
Life Healthcare Group Holdings Ltd.	3,595,341	3,263,188
Nedbank Group Ltd.	409,930	4,949,249
Sanlam Ltd.	1,045,474	3,831,874
Standard Bank Group Ltd.	361,629	3,538,127

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Vodacom Group Ltd.	717,810	$3,733,072
		25,168,408
South Korea | 11.2%
Coway Co. Ltd.	62,876	2,630,642
Doosan Bobcat, Inc.	30,065	1,206,458
Hyundai Mobis Co. Ltd.	17,739	3,446,822
KB Financial Group, Inc.	108,721	5,655,486
Kia Corp.	25,640	2,133,326
KT Corp.	146,757	4,137,999
KT&G Corp.	34,112	2,374,619
Samsung Electronics Co. Ltd.	57,437	3,439,030
Shinhan Financial Group Co. Ltd.	157,764	5,573,205
SK Hynix, Inc.	40,924	5,438,678
		36,036,265
Taiwan | 14.0%
ASE Technology Holding Co. Ltd.	1,845,000	8,958,152
Globalwafers Co. Ltd.	177,000	3,069,968
Hon Hai Precision Industry Co. Ltd.	754,320	3,665,339
MediaTek, Inc.	174,000	6,320,944
Novatek Microelectronics Corp.	228,000	4,200,925
Taiwan Semiconductor Manufacturing Co. Ltd.	616,989	14,865,691
Yageo Corp.	209,000	3,881,811
		44,962,830
Thailand | 1.7%
Kasikornbank PCL	749,169	2,546,506
PTT Exploration & Production PCL	677,700	2,786,022
		5,332,528
United Kingdom | 1.4%
Unilever PLC	86,089	4,320,725
Total Common Stocks (Cost $276,569,321)		314,177,858
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $6,293,509)	6,293,509	6,293,509
Total Investments | 99.8% (Cost $282,862,830)		$320,471,367
Cash and Other Assets in Excess of Liabilities | 0.2%		554,354
Net Assets | 100.0%		$321,025,721

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 60.4%
Australia | 1.0%
Brambles Ltd.	51,386	$541,819
Cochlear Ltd.	795	174,873
Coles Group Ltd.	18,348	202,940
Computershare Ltd. ADR	12,949	220,910
Fortescue Ltd.	6,790	113,781
GrainCorp Ltd., Class A	22,495	120,851
Northern Star Resources Ltd.	14,426	137,697
Perseus Mining Ltd.	152,674	216,276
Qantas Airways Ltd. (*)	33,269	118,285
REA Group Ltd.	1,314	158,829
Telstra Group Ltd.	122,491	308,365
Woolworths Group Ltd.	3,433	74,211
		2,388,837
Austria | 0.1%
CA Immobilien Anlagen AG	2,078	73,418
Raiffeisen Bank International AG	5,345	106,746
		180,164
Bermuda | 0.1%
Fidelis Insurance Holdings Ltd.	8,673	168,950
RenaissanceRe Holdings Ltd.	416	97,773
		266,723
Canada | 2.2%
Brookfield Corp.	2,755	115,281
CGI, Inc. (*)	4,570	504,183
Constellation Software, Inc.	92	251,301
Dollarama, Inc.	10,479	798,293
Fairfax Financial Holdings Ltd.	327	352,481
Hydro One Ltd.	2,314	67,478
International Petroleum Corp. (*)	18,143	216,298
Loblaw Cos. Ltd.	3,016	334,208
Manulife Financial Corp.	59,722	1,491,562
Metro, Inc.	8,744	469,428
Sun Life Financial, Inc.	5,048	275,440
Teekay Tankers Ltd., Class A	1,519	88,725
Toronto-Dominion Bank	6,203	374,537
		5,339,215
China | 0.2%
BOC Hong Kong Holdings Ltd.	29,500	79,049
NXP Semiconductors NV	1,789	443,260
Wilmar International Ltd.	31,000	78,642
		600,951
Description	Shares	Fair Value
Denmark | 1.1%
Carlsberg AS, Class B ADR	9,870	$271,129
Novo Nordisk AS, Class B	19,028	2,437,409
		2,708,538
Finland | 0.2%
Kone OYJ ADR	8,805	205,068
Nordea Bank Abp	14,684	165,926
		370,994
France | 1.3%
BNP Paribas SA	7,116	506,433
Bureau Veritas SA ADR	3,600	219,420
Cie Generale des Etablissements Michelin SCA	3,120	119,621
Eurazeo SE	1,366	119,660
Gaztransport Et Technigaz SA	720	107,692
Legrand SA ADR	10,549	223,850
LVMH Moet Hennessy Louis Vuitton SE ADR	1,833	331,828
Orange SA	35,197	413,482
Pernod Ricard SA ADR	5,818	188,154
Societe Generale SA	12,963	348,763
Thales SA ADR	10,142	346,237
TotalEnergies SE	1,128	77,561
Vinci SA	1,288	164,977
		3,167,678
Germany | 0.8%
Bayerische Motoren Werke AG	5,033	580,714
Commerzbank AG	11,228	154,190
Deutsche Bank AG	19,329	304,029
Infineon Technologies AG	12,377	420,765
Mercedes-Benz Group AG	920	73,281
Merck KGaA ADR	6,316	222,513
Talanx AG	2,916	230,864
TUI AG (*)	12,861	105,933
		2,092,289
Hong Kong | 0.2%
AIA Group Ltd. ADR	5,704	153,324
Swire Pacific Ltd., Class A	13,000	107,048
United Energy Group Ltd.	3,064,000	219,276
WH Group Ltd.	200,000	131,988
		611,636
Ireland | 0.0%
Cimpress PLC (*)	1,235	109,310
Israel | 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	145,042	186,440

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Perion Network Ltd. (*)	3,691	$82,973
Wix.com Ltd. (*)	806	110,809
		380,222
Italy | 0.5%
Banco BPM SpA	15,437	102,723
BPER Banca	28,575	134,984
Ferrari NV	442	192,648
Poste Italiane SpA	22,453	281,113
Telecom Italia SpA (*)	434,964	105,295
UniCredit SpA	11,917	452,233
		1,268,996
Japan | 4.6%
Activia Properties, Inc. REIT	26	70,804
ANA Holdings, Inc.	10,000	208,796
Central Japan Railway Co.	7,200	178,748
Chubu Electric Power Co., Inc.	50,300	656,080
Chugoku Electric Power Co., Inc.	12,200	91,712
East Japan Railway Co.	23,500	450,563
Ezaki Glico Co. Ltd.	3,000	83,631
FANUC Corp.	16,519	230,110
GS Yuasa Corp.	6,000	124,769
Hachijuni Bank Ltd.	24,300	163,908
Honda Motor Co. Ltd.	37,900	468,745
Japan Post Bank Co. Ltd.	11,100	119,447
Japan Post Holdings Co. Ltd.	56,600	569,743
Japan Real Estate Investment Corp. REIT	67	238,878
Japan Tobacco, Inc.	4,300	114,628
KDDI Corp.	5,900	174,451
Kyoto Financial Group, Inc.	16,500	297,454
Kyushu Railway Co.	8,700	198,329
Mazda Motor Corp.	13,100	153,205
Mitsubishi Motors Corp.	41,000	134,674
Mizuho Financial Group, Inc.	34,700	686,578
Morinaga Milk Industry Co. Ltd.	6,100	124,702
Nagoya Railroad Co. Ltd.	9,700	135,436
NGK Insulators Ltd.	21,000	281,958
Nintendo Co. Ltd. ADR	21,891	297,499
Nisshinbo Holdings, Inc.	33,000	265,103
Nissin Foods Holdings Co. Ltd.	5,800	159,909
Nomura Real Estate Master Fund, Inc. REIT	86	85,041
Ono Pharmaceutical Co. Ltd.	35,600	583,473
Oracle Corp.	300	22,701
Osaka Gas Co. Ltd.	20,700	466,211
Otsuka Holdings Co. Ltd.	14,400	597,202
Panasonic Holdings Corp.	23,300	222,296
Description	Shares	Fair Value
Rengo Co. Ltd.	10,800	$82,299
Sankyo Co. Ltd.	11,400	124,465
Sanrio Co. Ltd.	4,400	88,651
Seven & i Holdings Co. Ltd.	5,500	80,057
Shimano, Inc. ADR	10,118	150,961
Shizuoka Financial Group, Inc.	7,300	69,410
SoftBank Corp.	33,700	432,795
Sompo Holdings, Inc.	12,300	257,843
Subaru Corp.	12,500	284,501
Sumitomo Mitsui Financial Group, Inc.	1,000	58,460
Tokyo Gas Co. Ltd.	20,200	460,105
Tokyu Fudosan Holdings Corp.	8,300	67,079
Toyota Motor Corp.	23,900	600,753
Yamaguchi Financial Group, Inc.	9,000	91,326
		11,505,489
Netherlands | 0.8%
ASM International NV	545	333,540
Eurocommercial Properties NV REIT	9,869	224,945
EXOR NV	1,157	128,585
Koninklijke Ahold Delhaize NV	2,755	82,374
Koninklijke KPN NV	19,897	74,406
Shell PLC	9,378	311,148
Wolters Kluwer NV	2,124	332,637
Wolters Kluwer NV ADR	3,419	536,510
		2,024,145
New Zealand | 0.1%
Spark New Zealand Ltd.	57,934	164,932
Norway | 0.0%
Orkla ASA	10,979	77,460
Portugal | 0.1%
Banco Comercial Portugues SA, Class R (*)	394,906	133,286
Mota-Engil SGPS SA	20,643	107,146
		240,432
Singapore | 0.4%
Jardine Cycle & Carriage Ltd.	7,300	130,704
Sembcorp Industries Ltd.	47,700	190,824
Singapore Airlines Ltd.	26,500	125,752
STMicroelectronics NV	9,828	423,058
		870,338
Spain | 0.4%
Acciona SA	819	99,728
Banco Bilbao Vizcaya Argentaria SA	36,814	438,566
Banco Santander SA	27,711	135,402
Iberdrola SA	6,261	77,735

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Industria de Diseno Textil SA ADR	13,130	$330,876
		1,082,307
Sweden | 0.5%
Assa Abloy AB ADR	15,280	219,421
Epiroc AB ADR	21,574	406,454
Fastighets AB Balder, B Shares (*)	37,410	274,391
Hexagon AB ADR	27,754	327,497
		1,227,763
Switzerland | 0.5%
ABB Ltd. ADR	10,345	479,594
Givaudan SA	39	174,253
Logitech International SA	2,762	247,163
Novartis AG	3,247	314,454
		1,215,464
United Kingdom | 2.3%
AstraZeneca PLC	3,585	482,688
BAE Systems PLC	17,905	304,976
Barclays PLC	127,687	296,714
BP PLC	12,153	76,361
Coca-Cola Europacific Partners PLC	4,935	345,203
Diageo PLC ADR	2,400	356,976
Global Ship Lease, Inc., Class A	6,026	122,328
Harbour Energy PLC	26,514	92,204
HSBC Holdings PLC	15,186	118,701
Investec PLC	30,572	204,832
Man Group PLC	56,473	190,860
NatWest Group PLC	157,084	526,064
RELX PLC	8,695	375,703
RELX PLC ADR	15,349	664,458
Rolls-Royce Holdings PLC (*)	21,729	116,855
Serco Group PLC	42,616	102,157
Standard Chartered PLC	36,862	312,381
Unilever PLC	6,308	316,763
Unilever PLC ADR	8,421	422,650
Vodafone Group PLC	124,527	110,257
Yellow Cake PLC (*)	10,370	78,731
		5,617,862
United States | 42.8%
AbbVie, Inc.	4,372	796,141
Accenture PLC, Class A	2,083	721,989
Adobe, Inc. (*)	2,159	1,089,431
Adtalem Global Education, Inc. (*)	1,282	65,895
Agree Realty Corp. REIT	3,088	176,387
Alkermes PLC (*)	2,994	81,048
Allison Transmission Holdings, Inc.	2,595	210,610
Description	Shares	Fair Value
Alphabet, Inc., Class A (*)	6,814	$1,028,437
Alphabet, Inc., Class C (*)	14,728	2,242,485
Altria Group, Inc.	8,535	372,297
Amazon.com, Inc. (*)	10,228	1,844,927
Amdocs Ltd.	3,158	285,388
Ameren Corp.	1,207	89,270
American International Group, Inc.	772	60,347
American Tower Corp. REIT	1,123	221,894
Amphenol Corp., Class A	5,049	582,402
Aon PLC, Class A	2,440	814,277
Apple, Inc.	16,734	2,869,546
Applied Materials, Inc.	4,725	974,437
AppLovin Corp., Class A (*)	1,804	124,873
AptarGroup, Inc.	559	80,435
Arcosa, Inc.	661	56,753
Assurant, Inc.	845	159,063
Atlassian Corp., Class A (*)	593	115,700
Atmos Energy Corp.	2,278	270,786
Autodesk, Inc. (*)	1,593	414,849
Automatic Data Processing, Inc.	872	217,773
AutoZone, Inc. (*)	30	94,550
Avery Dennison Corp.	1,063	237,315
Axis Capital Holdings Ltd.	1,805	117,361
Axos Financial, Inc. (*)	6,602	356,772
Bank of America Corp.	8,738	331,345
Bank of New York Mellon Corp.	7,155	412,271
Best Buy Co., Inc.	1,487	121,979
Biogen, Inc. (*)	486	104,796
Booking Holdings, Inc.	173	627,623
Booz Allen Hamilton Holding Corp.	4,346	645,120
BorgWarner, Inc.	2,419	84,036
Boston Scientific Corp. (*)	1,590	108,899
Brady Corp., Class A	1,438	85,245
Brighthouse Financial, Inc. (*)	1,294	66,693
Brinker International, Inc. (*)	2,900	144,072
Bristol-Myers Squibb Co.	18,872	1,023,429
Broadcom, Inc.	1,399	1,854,249
BRP, Inc.	2,920	195,932
Cadence Design Systems, Inc. (*)	287	89,337
Cal-Maine Foods, Inc.	3,990	234,811
Cardinal Health, Inc.	9,228	1,032,613
Caterpillar, Inc.	3,081	1,128,971
Cboe Global Markets, Inc.	2,238	411,188
CDW Corp.	2,996	766,317
Cencora, Inc.	5,152	1,251,884
Centene Corp. (*)	3,835	300,971
Central Garden & Pet Co., Class A (*)	3,310	122,205

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Charles Schwab Corp.	4,709	$340,649
Chemed Corp.	285	182,950
Chipotle Mexican Grill, Inc. (*)	175	508,685
Chord Energy Corp.	664	118,351
Chubb Ltd.	286	74,111
Cigna Group	2,524	916,692
Cisco Systems, Inc.	13,303	663,953
Clorox Co.	647	99,062
CMS Energy Corp.	1,535	92,622
Coca-Cola Co.	8,852	541,565
Cognizant Technology Solutions Corp., Class A	8,298	608,160
Colgate-Palmolive Co.	7,506	675,915
Comcast Corp., Class A	11,345	491,806
Comfort Systems USA, Inc.	1,340	425,731
CommVault Systems, Inc. (*)	1,569	159,144
Consolidated Edison, Inc.	3,144	285,507
Constellation Brands, Inc., Class A	225	61,146
Corebridge Financial, Inc.	19,820	569,429
Costco Wholesale Corp.	1,681	1,231,551
Coterra Energy, Inc.	2,844	79,291
Crowdstrike Holdings, Inc., Class A (*)	336	107,718
CSG Systems International, Inc.	675	34,790
CVS Health Corp.	10,748	857,260
Danaher Corp.	2,015	503,186
Datadog, Inc., Class A (*)	715	88,374
Dave & Buster’s Entertainment, Inc. (*)	3,149	197,127
DaVita, Inc. (*)	3,503	483,589
Deckers Outdoor Corp. (*)	285	268,259
Deere & Co.	680	279,303
Dell Technologies, Inc., Class C	3,877	442,404
Dick’s Sporting Goods, Inc.	516	116,028
DocuSign, Inc. (*)	1,635	97,364
DR Horton, Inc.	2,146	353,124
Dropbox, Inc., Class A (*)	2,848	69,206
Eaton Corp. PLC	618	193,236
Electronic Arts, Inc.	2,489	330,216
Elevance Health, Inc.	692	358,830
Eli Lilly & Co.	1,651	1,284,412
Enact Holdings, Inc.	2,963	92,386
Entergy Corp.	4,771	504,199
EOG Resources, Inc.	1,396	178,465
Equitable Holdings, Inc.	13,568	515,720
Estee Lauder Cos., Inc., Class A	2,558	394,316
Euronet Worldwide, Inc. (*)	1,033	113,558
Everest Group Ltd.	331	131,572
Description	Shares	Fair Value
Expedia Group, Inc. (*)	2,628	$362,007
Fastenal Co.	1,952	150,577
FedEx Corp.	1,277	369,998
Fiserv, Inc. (*)	5,310	848,644
Fortinet, Inc. (*)	1,162	79,376
General Mills, Inc.	4,498	314,725
General Motors Co.	1,958	88,795
Gilead Sciences, Inc.	7,344	537,948
Global Payments, Inc.	1,344	179,639
Globe Life, Inc.	2,420	281,615
GoDaddy, Inc., Class A (*)	3,029	359,482
GSK PLC	46,620	1,001,256
Gulfport Energy Corp. (*)	1,093	175,011
Hartford Financial Services Group, Inc.	1,059	109,130
HCA Healthcare, Inc.	2,327	776,124
Hess Corp.	778	118,754
Host Hotels & Resorts, Inc. REIT	11,538	238,606
Humana, Inc.	174	60,329
Huron Consulting Group, Inc. (*)	823	79,518
IDEXX Laboratories, Inc. (*)	412	222,451
Intel Corp.	3,984	175,973
Intercontinental Exchange, Inc.	4,460	612,938
International Business Machines Corp.	2,452	468,234
International Seaways, Inc.	2,088	111,082
Intuit, Inc.	533	346,450
Intuitive Surgical, Inc. (*)	208	83,011
IQVIA Holdings, Inc. (*)	2,083	526,770
Jackson Financial, Inc., Class A	2,241	148,220
Johnson & Johnson	4,812	761,210
Juniper Networks, Inc.	3,037	112,551
Kellanova	1,785	102,263
Kilroy Realty Corp. REIT	1,740	63,388
Kimberly-Clark Corp.	5,773	746,738
KLA Corp.	649	453,372
Kroger Co.	3,787	216,351
Lam Research Corp.	197	191,399
Lantheus Holdings, Inc. (*)	1,460	90,870
Lennar Corp., Class A	2,189	376,464
Lockheed Martin Corp.	1,353	615,439
M&T Bank Corp.	703	102,244
Martin Marietta Materials, Inc.	104	63,850
Masco Corp.	14,247	1,123,803
MasterCard, Inc., Class A	3,045	1,466,381
Match Group, Inc. (*)	3,128	113,484
McDonald’s Corp.	1,358	382,888
McKesson Corp.	724	388,679
Medpace Holdings, Inc. (*)	283	114,374

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Merck & Co., Inc.	14,252	$1,880,551
Meta Platforms, Inc., Class A	5,161	2,506,078
MetLife, Inc.	4,190	310,521
Microchip Technology, Inc.	731	65,578
Microsoft Corp.	13,453	5,659,946
Molina Healthcare, Inc. (*)	366	150,364
Moody’s Corp.	419	164,680
Motorola Solutions, Inc.	856	303,863
MSC Industrial Direct Co., Inc. Class A	1,046	101,504
Murphy USA, Inc.	335	140,432
National Fuel Gas Co.	2,416	129,788
National HealthCare Corp.	1,332	125,887
Netflix, Inc. (*)	752	456,712
Neurocrine Biosciences, Inc. (*)	1,025	141,368
NewMarket Corp.	872	553,389
Newmont Corp. CDI	3,236	114,610
NIKE, Inc., Class B	2,762	259,573
NiSource, Inc.	6,705	185,460
Northrop Grumman Corp.	258	123,494
Nucor Corp.	433	85,691
NVIDIA Corp.	5,935	5,362,629
NVR, Inc. (*)	10	81,000
Oracle Corp.	6,421	806,542
PACCAR, Inc.	898	111,253
Paychex, Inc.	584	71,715
PepsiCo, Inc.	2,816	492,828
PG&E Corp.	8,023	134,465
Pinterest, Inc., Class A (*)	3,102	107,546
Pioneer Natural Resources Co.	484	127,050
PNM Resources, Inc.	2,104	79,195
Procter & Gamble Co.	6,683	1,084,317
Prologis, Inc. REIT	3,409	443,920
PTC, Inc. (*)	2,196	414,912
PulteGroup, Inc.	5,240	632,049
QUALCOMM, Inc.	7,090	1,200,337
Qualys, Inc. (*)	521	86,939
Regeneron Pharmaceuticals, Inc. (*)	288	277,197
RingCentral, Inc., Class A (*)	2,101	72,989
Roche Holding AG	3,565	910,062
Rockwell Automation, Inc.	1,063	309,684
Royal Caribbean Cruises Ltd. (*)	946	131,503
S&P Global, Inc.	1,239	527,133
Sally Beauty Holdings, Inc. (*)	8,895	110,476
Sanofi SA	4,445	436,132
SBA Communications Corp. REIT	945	204,781
Sempra	3,494	250,974
Description	Shares	Fair Value
ServiceNow, Inc. (*)	1,205	$918,692
Sherwin-Williams Co.	1,103	383,105
SilverBow Resources, Inc. (*)	3,232	110,340
Simon Property Group, Inc. REIT	3,128	489,501
Simpson Manufacturing Co., Inc.	598	122,698
SLM Corp.	4,445	96,857
Squarespace, Inc., Class A (*)	2,597	94,635
Starbucks Corp.	884	80,789
State Street Corp.	6,771	523,534
Stellantis NV	14,804	420,764
Stryker Corp.	2,231	798,408
Super Micro Computer, Inc. (*)	425	429,263
Synopsys, Inc. (*)	2,400	1,371,600
Sysco Corp.	2,536	205,872
Target Corp.	3,113	551,655
Terex Corp.	2,360	151,984
Tesla, Inc. (*)	2,678	470,766
Texas Instruments, Inc.	2,330	405,909
Texas Pacific Land Corp.	150	86,777
Thermo Fisher Scientific, Inc.	900	523,089
TJX Cos., Inc.	10,432	1,058,013
Toll Brothers, Inc.	3,483	450,596
TopBuild Corp. (*)	747	329,225
Tradeweb Markets, Inc., Class A	1,462	152,297
Travelers Cos., Inc.	365	84,001
U-Haul Holding Co. (*)	1,573	106,240
UMH Properties, Inc. REIT	5,867	95,280
United Therapeutics Corp. (*)	254	58,349
UnitedHealth Group, Inc.	1,668	825,160
Universal Corp.	1,891	97,803
Universal Health Services, Inc., Class B	1,522	277,704
Unum Group	8,052	432,070
Verizon Communications, Inc.	18,448	774,078
Vertex Pharmaceuticals, Inc. (*)	1,548	647,079
Vertiv Holdings Co.	2,293	187,269
Visa, Inc., A Shares	2,083	581,324
Vistra Corp.	1,205	83,928
W.R. Berkley Corp.	1,105	97,726
Walmart, Inc.	7,871	473,598
Warner Music Group Corp., Class A	4,233	139,774
Waste Management, Inc.	1,582	337,203
WD-40 Co.	671	169,971
Wells Fargo & Co.	6,904	400,156
Western Union Co.	8,159	114,063
Westlake Corp.	560	85,568
Williams-Sonoma, Inc.	383	121,614
WK Kellogg Co.	1,039	19,533

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Workday, Inc., Class A (*)	560	$152,740
WW Grainger, Inc.	407	414,041
Xcel Energy, Inc.	6,317	339,539
Zoetis, Inc.	1,946	329,283
Zoom Video Communications, Inc. Class A (*)	1,325	86,615
		106,035,992
Total Common Stocks (Cost $111,786,386)		149,547,737

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 13.0%
Australia | 0.3%
Telstra Group Ltd., 4.000%, 04/19/27	AUD	1,200	$770,669
Canada | 0.5%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	1,225	1,150,088
Denmark | 0.4%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	8,175	1,121,826
Germany | 0.6%
Commerzbank AG, 3.375%, 12/12/25	EUR	460	497,001
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	990	929,536
			1,426,537
Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25	USD	200	197,274
Norway | 0.4%
DNB Boligkreditt AS, 5.150% (3 Month NOK NIBOR + 0.450%), 02/08/28 (§)	NOK	10,000	922,630
Sweden | 0.2%
Swedbank Hypotek AB, 3.000%, 03/28/29	SEK	5,100	472,995
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	605	550,496
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap + 1.600%), 03/17/32 (§)	EUR	470	533,289
			1,083,785
Description	Security Currency	Principal Amount (000)	Fair Value
United Kingdom | 0.8%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	$1,295	$1,207,298
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	785	882,586
			2,089,884
United States | 9.3%
Adobe, Inc., 2.300%, 02/01/30	USD	615	541,227
Alphabet, Inc., 1.100%, 08/15/30	USD	955	782,020
American Express Co., 4.050%, 05/03/29	USD	430	417,063
Amgen, Inc., 3.000%, 02/22/29	USD	1,205	1,114,011
Apple, Inc., 1.125%, 05/11/25	USD	615	588,854
AT&T, Inc., 3.500%, 06/01/41	USD	1,120	874,269
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	825	568,160
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	685	666,353
Clean Harbors, Inc., 4.875%, 07/15/27	USD	635	615,951
Comcast Corp., 4.650%, 02/15/33	USD	825	809,613
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	372	376,566
Eaton Corp., 4.150%, 11/02/42	USD	330	289,408
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	960	776,829
Home Depot, Inc., 5.875%, 12/16/36	USD	510	547,711
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,695	1,226,874
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	770	633,427
JPMorgan Chase & Co.:
5.040% (SOFR + 1.190%), 01/23/28 (§)	USD	260	259,104
3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	535	511,092
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	343	320,032
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	795	791,873
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,615	1,171,639

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Microsoft Corp., 3.500%, 11/15/42	USD	$1,260	$1,070,871
Morgan Stanley, 3.625%, 01/20/27	USD	1,160	1,120,447
PepsiCo, Inc., 2.875%, 10/15/49	USD	740	515,440
Procter & Gamble Co.:
1.200%, 10/29/30	USD	350	286,280
4.550%, 01/29/34	USD	243	241,665
Prologis LP, 1.250%, 10/15/30	USD	1,405	1,126,571
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,000	1,020,540
Starbucks Corp., 4.450%, 08/15/49	USD	550	477,049
Sysco Corp., 2.400%, 02/15/30	USD	610	527,821
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	695	601,421
United Rentals North America, Inc., 4.875%, 01/15/28	USD	820	797,988
Verizon Communications, Inc., 3.875%, 02/08/29	USD	879	841,526
Waste Management, Inc., 4.625%, 02/15/30	USD	545	542,417
			23,052,112
Total Corporate Bonds (Cost $32,809,711)			32,287,800

Description		Shares	Fair Value
Exchange-Traded Funds | 1.2%
iShares MSCI World ETF (Cost $1,750,343)		20,771	$3,009,926

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 16.9%
Australia | 0.8%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	1,725	$935,169
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	1,830	980,838
			1,916,007
Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,170	1,040,934
Bermuda | 1.0%
Bermuda Government International Bonds:
Description	Security Currency	Principal Amount (000)	Fair Value
3.717%, 01/25/27	USD	1,280	$1,222,000
2.375%, 08/20/30 (#)	USD	1,560	1,307,475
			2,529,475
Canada | 1.3%
British Columbia, 3.200%, 06/18/44	CAD	2,000	1,244,221
Quebec, 1.850%, 02/13/27	CAD	1,490	1,036,372
Vancouver, 2.900%, 11/20/25	CAD	1,440	1,036,911
			3,317,504
Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos, 2.500%, 03/01/25	CLP	505,000	501,431
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,260	1,119,765
			1,621,196
Colombia | 0.3%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	3,389,000	850,963
Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	1,021,994
Croatia | 0.2%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	590	482,762
Czech Republic | 0.2%
Czech Republic Government Bonds, 6.790% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	12,790	546,493
Denmark | 0.4%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	8,305	1,015,123
Estonia | 0.2%
Estonia Government International Bonds, 3.250%, 01/17/34	EUR	450	480,628
France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	1,140	1,039,866
Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	591	490,753
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	1,500	1,495,017

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Israel | 0.6%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	5,480	$1,459,406
Italy | 0.4%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	860	954,074
Japan | 1.8%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,210	1,111,255
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	136,000	902,004
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	150,000	989,566
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	1,444	1,376,565
			4,379,390
Mexico | 0.4%
Mexico Bonos:
8.000%, 09/05/24	MXN	7,940	471,189
7.500%, 06/03/27	MXN	8,840	503,248
			974,437
New Zealand | 1.0%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	1,800	1,014,374
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	1,955	995,458
2.000%, 04/15/37	NZD	1,430	583,513
			2,593,345
Norway | 0.3%
Oslo, 2.350%, 09/04/24	NOK	8,000	728,765
Panama | 0.6%
Panama Government International Bonds:
8.875%, 09/30/27	USD	790	852,706
3.875%, 03/17/28	USD	685	624,206
			1,476,912
Peru | 0.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	4,770	1,202,975
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	855	700,833
			1,903,808
Description	Security Currency	Principal Amount (000)	Fair Value
Poland | 0.2%
Poland Government Bonds, 5.790% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,475	$613,911
Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,680	1,660,517
Romania | 0.3%
Romania Government Bonds, Series 10Y 4.750%, 02/24/25	RON	3,185	683,782
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,390	1,051,541
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	570	524,337
Spain | 0.5%
Spain Government Bonds, 1.000%, 07/30/42	EUR	1,810	1,292,309
Switzerland | 0.4%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	440	491,219
0.500%, 06/27/32	CHF	515	562,541
			1,053,760
Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	57,075	1,401,397
United Kingdom | 0.6%
U.K. Gilts:
0.875%, 07/31/33	GBP	935	903,505
1.250%, 10/22/41	GBP	580	458,920
			1,362,425
Total Foreign Government Obligations (Cost $43,031,474)			41,962,831
Quasi Government Bonds | 1.0%
Germany | 1.0%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	605	579,852
1.750%, 09/14/29	USD	1,605	1,407,260
0.000%, 04/18/36	USD	865	505,548
(Cost $2,655,511)			2,492,660
Supranational Bonds | 3.5%
Asian Development Bank:
2.125%, 03/19/25	USD	296	287,335
6.200%, 10/06/26	INR	46,800	553,696

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
European Bank for Reconstruction & Development, 4.250%, 02/07/28	IDR	8,000,000	$473,592
European Investment Bank, 1.000%, 01/28/28	CAD	1,475	976,317
European Union:
2.750%, 02/04/33	EUR	445	480,035
0.400%, 02/04/37	EUR	1,340	1,060,608
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,900,000	670,981
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	837	504,961
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,353	863,354
1.250%, 03/16/26	NOK	9,710	843,593
1.125%, 09/13/28	USD	568	494,236
International Finance Corp.:
2.125%, 04/07/26	USD	730	693,949
1.500%, 04/15/35	AUD	1,846	867,741
Total Supranational Bonds (Cost $9,578,163)			8,770,398
U.S. Municipal Bonds | 0.8%
California | 0.8%
California:
5.875%, 10/01/41	USD	925	975,374
7.550%, 04/01/39	USD	700	857,038
(Cost $1,967,087)			1,832,412
U.S. Treasury Securities | 2.0%
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	465	461,821
1.750%, 08/15/41	USD	4,105	2,770,234
3.625%, 02/15/53	USD	250	219,531
U.S. Treasury Inflation-Indexed Note, 1.250%, 04/15/28 (††)	USD	1,552	1,507,960
Total U.S. Treasury Securities (Cost $4,645,679)			4,959,546

Description		Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc. Expires 03/31/40 (*), (¢) (Cost $0)		431	$0
Short-Term Investments | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $1,710,020)		1,710,020	1,710,020

Description	Fair Value
Total Investments | 99.5% (Cost $209,934,374) (»)	$246,573,330
Cash and Other Assets in Excess of Liabilities | 0.5%	1,270,853
Net Assets | 100.0%	$247,844,183

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	268,464	USD	180,153	JPM	04/18/24	$—	$5,134
CAD	346,463	USD	257,398	JPM	04/18/24	—	1,558
CNH	57,060,449	USD	8,007,725	HSB	04/18/24	—	147,679
CNH	4,596,344	USD	644,907	JPM	04/18/24	—	11,763
CZK	670,048	USD	29,689	CIT	04/18/24	—	1,124
CZK	7,815,007	USD	333,267	HSB	04/18/24	—	102
CZK	2,002,068	USD	88,690	JPM	04/18/24	—	3,339
DKK	7,354,072	USD	1,063,651	HSB	04/18/24	816	—
EUR	254,694	USD	274,496	CIT	04/18/24	444	—
EUR	7,968,056	USD	8,761,031	CIT	04/18/24	—	159,573
EUR	1,490,022	USD	1,618,532	HSB	06/26/24	—	5,529
EUR	106,530	USD	116,100	JPM	04/18/24	—	1,102
EUR	234,552	USD	257,758	MSC	04/18/24	—	4,561
EUR	443,752	USD	481,024	MSC	04/18/24	—	1,997
EUR	55,000	USD	59,743	SSB	06/26/24	—	203
GBP	140,000	USD	178,226	HSB	04/18/24	—	1,510
GBP	452,445	USD	582,333	HSB	04/18/24	—	11,233
GBP	887,811	USD	1,132,048	HSB	04/18/24	—	11,405
GBP	626,191	USD	798,431	JPM	04/18/24	—	8,019
HUF	52,451,012	USD	149,061	HSB	04/18/24	—	5,522
INR	37,488,959	USD	450,231	HSB	06/26/24	—	1,887
JPY	643,439,756	USD	4,454,805	CIT	04/18/24	—	193,930
JPY	887,627,490	USD	6,143,650	HSB	04/18/24	—	265,757
KRW	1,768,493,602	USD	1,331,276	JPM	06/26/24	—	11,588
MXN	8,596,426	USD	489,743	JPM	04/18/24	26,070	—
MXN	9,718,792	USD	565,152	JPM	04/18/24	18,007	—
NZD	3,117,908	USD	1,897,448	HSB	04/18/24	—	34,625
RON	346,152	USD	75,660	CIT	04/18/24	—	539
RON	2,607,481	USD	569,929	HSB	04/18/24	—	4,064
SEK	6,055,056	USD	582,916	HSB	04/18/24	—	16,896
SEK	693,053	USD	66,714	JPM	04/18/24	—	1,928
SGD	392,048	USD	291,000	JPM	04/18/24	—	433
USD	552,175	AUD	822,835	HSB	04/18/24	15,746	—
USD	2,284,309	AUD	3,404,077	JPM	04/18/24	65,100	—
USD	857,600	AUD	1,278,165	MSC	04/18/24	24,330	—
USD	269,889	CAD	361,146	CIT	04/18/24	3,205	—
USD	47,711	CAD	63,856	HSB	04/18/24	558	—
USD	359,000	CAD	485,815	HSB	04/18/24	257	—
USD	3,953,309	CAD	5,291,700	JPM	04/18/24	45,728	—
USD	397,830	CAD	532,422	MSC	04/18/24	4,671	—
USD	363,761	CAD	493,146	SSB	06/26/24	—	749
USD	16,186	CHF	13,675	CIT	04/18/24	998	—
USD	354,208	CHF	299,127	HSB	04/18/24	21,976	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	249,600	CNH	1,792,238	HSB	04/18/24	$2,720	$—
USD	1,349,000	CNH	9,668,471	HSB	04/18/24	17,173	—
USD	547,000	CNH	3,933,001	JPM	04/18/24	5,231	—
USD	757,156	COP	2,999,775,827	HSB	04/17/24	—	16,811
USD	306,785	CZK	6,919,424	HSB	04/18/24	11,801	—
USD	44,832	DKK	303,790	CIT	04/18/24	859	—
USD	394,000	DKK	2,711,377	HSB	04/18/24	1,541	—
USD	2,062,646	DKK	13,973,734	HSB	04/18/24	40,016	—
USD	277,415	DKK	1,902,977	HSB	06/26/24	993	—
USD	410,245	DKK	2,779,761	JPM	04/18/24	7,888	—
USD	276,878	EUR	251,818	CIT	04/18/24	5,043	—
USD	728,400	EUR	674,236	CIT	04/18/24	567	—
USD	951,880	EUR	865,724	CIT	04/18/24	17,338	—
USD	1,163,345	EUR	1,058,048	CIT	04/18/24	21,189	—
USD	189,000	EUR	175,739	HSB	04/18/24	—	709
USD	817,000	EUR	754,060	HSB	04/18/24	2,998	—
USD	476,395	EUR	438,999	JPM	04/18/24	2,499	—
USD	510,442	EUR	464,051	MSC	04/18/24	9,502	—
USD	150,400	GBP	119,073	HSB	04/18/24	100	—
USD	531,319	GBP	416,689	HSB	04/18/24	5,353	—
USD	160,127	GBP	126,904	HSB	06/26/24	—	116
USD	464,000	GBP	369,164	JPM	04/18/24	—	1,979
USD	567,801	GBP	450,000	SSB	06/26/24	—	417
USD	373,466	IDR	5,881,337,754	JPM	06/26/24	3,364	—
USD	435,406	ILS	1,578,883	CIT	06/26/24	4,434	—
USD	510,803	ILS	1,850,400	HSB	06/26/24	5,718	—
USD	511,938	ILS	1,854,739	JPM	06/26/24	5,668	—
USD	473,000	JPY	70,561,463	CIT	04/18/24	5,740	—
USD	501,270	JPY	74,765,236	CIT	06/26/24	943	—
USD	386,400	JPY	56,648,666	HSB	04/18/24	11,271	—
USD	1,692,357	JPY	252,433,934	HSB	06/26/24	3,074	—
USD	444,482	JPY	64,928,616	JPM	04/18/24	14,523	—
USD	584,147	JPY	85,128,373	MSC	04/18/24	20,425	—
USD	964,489	JPY	143,840,641	SSB	06/26/24	1,911	—
USD	194,339	MXN	3,336,024	CIT	04/18/24	—	5,833
USD	265,189	MXN	4,552,902	HSB	04/18/24	—	7,999
USD	898,345	MXN	15,422,119	JPM	04/18/24	—	27,031
USD	60,914	MXN	1,045,648	MSC	04/18/24	—	1,828
USD	94,621	NOK	983,079	HSB	04/18/24	4,034	—
USD	1,431,479	NOK	14,880,178	JPM	04/18/24	60,324	—
USD	957,579	NOK	10,010,343	MSC	04/18/24	35,162	—
USD	1,000,159	NZD	1,625,664	CIT	04/18/24	28,891	—
USD	3,097,079	NZD	5,034,449	HSB	04/18/24	89,201	—
USD	580,951	PEN	2,149,984	CIT	06/26/24	3,848	—
USD	518,716	PEN	1,916,395	HSB	06/26/24	4,313	—
USD	346,085	PLN	1,399,218	HSB	04/18/24	—	4,179

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	551,098	RON	2,538,859	HSB	04/18/24	$125	$—
USD	500,632	SEK	5,230,390	JPM	04/18/24	11,701	—
USD	123,553	SGD	163,936	CIT	04/18/24	2,052	—
USD	567,989	SGD	753,534	JPM	04/18/24	9,504	—
USD	967,523	THB	34,045,202	HSB	04/18/24	33,231	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$740,174	$980,651

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 93.6%
Belgium | 1.2%
KBC Group NV	18,791	$1,411,887
Canada | 3.0%
Gildan Activewear, Inc.	43,603	1,618,192
Suncor Energy, Inc.	52,244	1,928,078
		3,546,270
China | 3.3%
Autohome, Inc. ADR	26,191	686,728
ESR Group Ltd.	414,000	443,417
Li Ning Co. Ltd.	319,000	848,587
Sungrow Power Supply Co. Ltd., Class A	49,900	712,800
Tencent Holdings Ltd.	31,100	1,213,668
		3,905,200
Denmark | 0.9%
Carlsberg AS, Class B	7,560	1,035,819
Finland | 1.7%
Fortum OYJ	83,547	1,031,111
Nordea Bank Abp	86,951	968,491
		1,999,602
France | 11.7%
Air Liquide SA	9,913	2,065,879
Airbus SE	9,998	1,844,192
Bureau Veritas SA	52,305	1,594,277
Capgemini SE	7,539	1,738,438
Engie SA	112,109	1,883,965
Orange SA	135,655	1,593,627
Pernod Ricard SA	8,547	1,381,958
Thales SA	10,283	1,753,011
		13,855,347
Germany | 9.9%
Continental AG	22,559	1,628,298
Merck KGaA	11,694	2,063,853
MTU Aero Engines AG	4,994	1,267,187
Rheinmetall AG	3,434	1,929,883
SAP SE	11,355	2,210,741
Siemens AG	4,580	874,345
Siemens Healthineers AG	27,767	1,699,210
		11,673,517
Greece | 0.9%
National Bank of Greece SA (*)	140,727	1,101,765
Hong Kong | 1.7%
AIA Group Ltd.	134,000	899,272
Description	Shares	Fair Value
Techtronic Industries Co. Ltd.	84,500	$1,145,620
		2,044,892
Israel | 0.9%
Wix.com Ltd. (*)	7,944	1,092,141
Italy | 3.2%
Ryanair Holdings PLC ADR	16,420	2,390,588
UniCredit SpA	34,955	1,326,491
		3,717,079
Japan | 16.2%
Asics Corp.	33,600	1,586,810
Bandai Namco Holdings, Inc.	44,300	820,146
BayCurrent Consulting, Inc.	30,700	601,991
FANUC Corp.	56,400	1,577,447
Hitachi Ltd.	18,500	1,689,785
Kokusai Electric Corp.	42,000	1,077,865
MatsukiyoCocokara & Co.	115,300	1,851,904
Nippon Sanso Holdings Corp.	49,800	1,563,374
Nitori Holdings Co. Ltd.	10,100	1,522,492
Recruit Holdings Co. Ltd.	26,000	1,145,354
Renesas Electronics Corp.	104,724	1,874,387
Shimadzu Corp.	37,500	1,045,835
Suzuki Motor Corp.	147,600	1,683,710
ZOZO, Inc.	40,900	1,014,999
		19,056,099
Mexico | 1.1%
Arca Continental SAB de CV	117,000	1,276,943
Netherlands | 3.6%
Akzo Nobel NV	13,299	991,925
ING Groep NV	114,296	1,882,352
Universal Music Group NV	45,498	1,368,068
		4,242,345
Singapore | 1.9%
DBS Group Holdings Ltd.	48,360	1,293,494
STMicroelectronics NV	22,374	964,064
		2,257,558
South Korea | 1.3%
Samsung Electronics Co. Ltd.	25,001	1,496,931
Spain | 1.5%
Industria de Diseno Textil SA	34,970	1,760,978
Sweden | 1.6%
Sandvik AB	87,159	1,933,892
Switzerland | 2.7%
ABB Ltd.	39,110	1,815,200

The accompanying notes are an integral part of these financial statements.

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Cie Financiere Richemont SA, Class A	8,805	$1,346,938
		3,162,138
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,716	2,138,162
United Kingdom | 15.2%
3i Group PLC	48,610	1,721,957
AstraZeneca PLC	8,935	1,203,018
BP PLC	335,082	2,105,432
Coca-Cola Europacific Partners PLC	18,418	1,300,910
Compass Group PLC	62,864	1,842,360
London Stock Exchange Group PLC	12,017	1,439,381
RELX PLC	92,305	3,988,411
Rentokil Initial PLC	199,377	1,189,822
Unilever PLC	47,016	2,360,963
WPP PLC	83,403	789,301
		17,941,555
United States | 8.3%
Aon PLC, Class A	5,158	1,721,328
Chubb Ltd.	2,919	756,400
CRH PLC	10,012	863,635
Experian PLC	29,687	1,296,017
ICON PLC (*)	7,777	2,612,683
Roche Holding AG	9,817	2,506,053
		9,756,116
Total Common Stocks (Cost $93,670,913)		110,406,236
Preferred Stocks | 2.5%
Brazil | 1.1%
Itau Unibanco Holding SA	199,300	1,376,511
Germany | 1.4%
Henkel AG & Co. KGaA	20,693	1,663,041
Total Preferred Stocks (Cost $2,646,850)		3,039,552
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $4,187,856)	4,187,856	4,187,856
Description	Fair Value
Total Investments | 99.7% (Cost $100,505,619)	$117,633,644
Cash and Other Assets in Excess of Liabilities | 0.3%	324,578
Net Assets | 100.0%	$117,958,222

The accompanying notes are an integral part of these financial statements.

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 98.7%
Aerospace & Defense | 1.1%
Curtiss-Wright Corp.	1,834	$469,394
Automobile Components | 1.1%
Gentherm, Inc. (*)	8,012	461,331
Banks | 6.5%
Comerica, Inc.	9,936	546,381
Commerce Bancshares, Inc.	12,756	678,619
Home BancShares, Inc.	26,070	640,540
Wintrust Financial Corp.	8,544	891,908
		2,757,448
Biotechnology | 3.0%
Halozyme Therapeutics, Inc. (*)	15,033	611,542
United Therapeutics Corp. (*)	2,837	651,716
		1,263,258
Building Products | 2.5%
Carlisle Cos., Inc.	1,641	643,026
Hayward Holdings, Inc. (*)	27,370	419,035
		1,062,061
Capital Markets | 4.9%
Evercore, Inc., Class A	2,818	542,719
StepStone Group, Inc., Class A	20,536	733,957
Stifel Financial Corp.	10,573	826,491
		2,103,167
Chemicals | 1.0%
Ingevity Corp. (*)	9,083	433,259
Commercial Services & Supplies | 1.4%
Casella Waste Systems, Inc., Class A (*)	6,232	616,158
Communications Equipment | 1.3%
Ciena Corp. (*)	10,912	539,598
Construction Materials | 1.3%
Eagle Materials, Inc.	2,051	557,359
Consumer Staples Distribution & Retail | 3.9%
BJ’s Wholesale Club Holdings, Inc. (*)	6,340	479,621
Chefs’ Warehouse Inc. (*)	18,259	687,634
U.S. Foods Holding Corp. (*)	9,029	487,295
		1,654,550
Containers & Packaging | 2.8%
Avery Dennison Corp.	2,140	477,755
Graphic Packaging Holding Co.	23,866	696,410
		1,174,165
Description	Shares	Fair Value
Electrical Equipment | 2.3%
EnerSys	5,427	$512,635
Generac Holdings, Inc. (*)	3,672	463,186
		975,821
Electronic Equipment, Instruments & Components | 1.4%
Cognex Corp.	14,290	606,182
Energy Equipment & Services | 3.6%
Atlas Energy Solutions, Inc.	21,689	490,605
Cactus, Inc., Class A	13,777	690,090
Liberty Energy, Inc.	17,585	364,361
		1,545,056
Financial Services | 1.2%
AvidXchange Holdings, Inc. (*)	38,967	512,416
Health Care Equipment & Supplies | 4.6%
Enovis Corp. (*)	13,828	863,559
Inspire Medical Systems, Inc. (*)	2,200	472,538
Lantheus Holdings, Inc. (*)	10,198	634,723
		1,970,820
Health Care Providers & Services | 0.9%
Henry Schein, Inc. (*)	5,269	397,915
Health Care Technology | 2.1%
Evolent Health, Inc., Class A (*)	12,970	425,286
Phreesia, Inc. (*)	18,752	448,736
		874,022
Hotels, Restaurants & Leisure | 3.1%
Dave & Buster’s Entertainment, Inc. (*)	5,174	323,892
Kura Sushi USA, Inc., Class A (*)	4,479	515,802
Wyndham Hotels & Resorts, Inc.	6,070	465,873
		1,305,567
Household Durables | 1.1%
Helen of Troy Ltd. (*)	4,039	465,454
Insurance | 2.8%
Hanover Insurance Group, Inc.	3,379	460,118
Reinsurance Group of America, Inc.	3,829	738,538
		1,198,656
Interactive Media & Services | 3.4%
Cars.com, Inc. (*)	30,793	529,024
Ziff Davis, Inc. (*)	8,701	548,511
ZoomInfo Technologies, Inc. (*)	22,341	358,126
		1,435,661
IT Services | 2.6%
DigitalOcean Holdings, Inc. (*)	14,228	543,225

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
Squarespace, Inc., Class A (*)	15,752	$574,003
		1,117,228
Leisure Products | 0.8%
Brunswick Corp.	3,342	322,570
Life Sciences Tools & Services | 4.4%
AbCellera Biologics, Inc. (*)	75,899	343,822
Charles River Laboratories International, Inc. (*)	2,493	675,478
Maravai LifeSciences Holdings, Inc., Class A (*)	44,915	389,413
Stevanato Group SpA	15,066	483,619
		1,892,332
Machinery | 5.4%
Columbus McKinnon Corp.	12,853	573,630
Gates Industrial Corp. PLC (*)	34,699	614,519
Middleby Corp. (*)	4,999	803,789
Nordson Corp.	1,119	307,210
		2,299,148
Oil, Gas & Consumable Fuels | 3.6%
Antero Resources Corp. (*)	23,994	695,826
Magnolia Oil & Gas Corp., Class A	31,981	829,907
		1,525,733
Professional Services | 1.1%
Jacobs Solutions, Inc.	3,096	475,948
Real Estate Management & Development | 1.7%
DigitalBridge Group, Inc.	37,901	730,352
Residential REITs | 1.3%
Camden Property Trust	5,648	555,763
Retail REITs | 1.5%
Brixmor Property Group, Inc.	27,963	655,732
Semiconductors & Semiconductor Equipment | 5.4%
Allegro MicroSystems, Inc. (*)	14,965	403,456
Credo Technology Group Holding Ltd. (*)	18,683	395,893
MKS Instruments, Inc.	4,853	645,449
Onto Innovation, Inc. (*)	3,424	620,018
Wolfspeed, Inc. (*)	8,012	236,354
		2,301,170
Software | 5.4%
CyberArk Software Ltd. (*)	1,360	361,257
Dolby Laboratories, Inc., Class A	5,596	468,777
DoubleVerify Holdings, Inc. (*)	16,898	594,134
Dynatrace, Inc. (*)	8,578	398,362
Description	Shares	Fair Value
N-able, Inc. (*)	36,592	$478,257
		2,300,787
Specialized REITs | 1.3%
CubeSmart	12,152	549,513
Specialty Retail | 6.1%
Boot Barn Holdings, Inc. (*)	6,491	617,619
Chewy, Inc., Class A (*)	30,348	482,837
Five Below, Inc. (*)	2,007	364,030
RH (*)	1,573	547,813
Warby Parker, Inc., Class A (*)	44,414	604,474
		2,616,773
Trading Companies & Distributors | 0.8%
Hudson Technologies, Inc. (*)	30,486	335,651
Total Common Stocks (Cost $36,334,291)		42,058,018
Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.24% (7 day yield) (Cost $415,240)	415,240	415,240
Total Investments | 99.7% (Cost $36,749,531)		$42,473,258
Cash and Other Assets in Excess of Liabilities | 0.3%		134,604
Net Assets | 100.0%		$42,607,862

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2024 (unaudited)

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in designated base rate. The rate shown are those in effect on March 31, 2024.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2024 these securities amounted to 0.5% of net assets of Lazard Retirement Global Dynamic Multi-Assets Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
CDOR	- Canadian Dollar Offered Rate
EURIBOR	- Euro Interbank Offered Rate
ICE	- Intercontinental Exchange
NIBOR	- Nigerian Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	-Australian Dollar	THB	-Thai Baht
CAD	-Canadian Dollar	USD	-United States Dollar
CLP	-Chilean Peso
CHF	-Swiss Franc
CNH	-Chinese Yuan Renminbi
COP	-Colombian Peso
CZK	-Czech Koruna
DKK	-Danish Krone
EUR	-Euro
GBP	-British Pound Sterling
HUF	-Hungarian Forint
IDR	-Indonesian Rupiah
ILS	-Israeli Shekel
INR	-Indian Rupee
JPY	-Japanese Yen
KRW	-South Korean Won
MXN	-Mexican New Peso
NOK	-Norwegian Krone
NZD	-New Zealand Dollar
PEN	-Peruvian Nuevo Sol
PLN	-Polish Zloty
RON	-New Romanian Leu
SEK	-Swedish Krone
SGD	-Singapore Dollar

Counterparty Abbreviations:

CIT	-Citibank N.A.
HSB	-HSBC Bank USA N.A.
JPM	-JPMorgan Chase Bank N.A.
MSC	-Morgan Stanley & Co.
SSB	-State Street Bank & Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	0.6%	5.8%
Air Freight & Logistics	—	0.1	—
Auto Components	2.0	0.1	1.4
Automobiles	0.7	2.0	1.4
Banks	20.6	6.4	7.9
Beverages	—	1.1	4.2
Biotechnology	—	1.6	—
Broadline Retail	1.9	1.1	—
Building Products	—	0.8	—
Capital Markets	—	2.4	2.7
Chemicals	1.0	0.5	3.9
Commercial Services & Suppliers	—	1.4	1.0
Communications Equipment	—	0.4	—
Construction & Engineering	—	0.3	—
Construction Materials	0.8	—	0.7
Consumer Finance	—	0.2	—
Consumer Staples Distribution & Retail	—	2.2	1.6
Containers & Packaging	—	0.2	—
Diversified REITs	—	0.5	—
Diversified Telecommunication Services	4.3	1.9	1.4
Electric Utilities	—	0.8	0.9
Electrical Equipment	0.9	1.0	2.1
Electronic Equipment, Instruments & Components	2.4	0.9	0.8
Entertainment	0.7	0.6	1.2
Financial Services	—	2.2	—
Food Products	2.0	0.5	—
Gas Utilities	0.8	0.5	—
Ground Transportation	—	0.4	—
Health Care Equipment & Supplies	—	0.6	1.4
Health Care Providers & Services	2.7	3.2	—
Hotels & Resort REITs	—	0.1	—
Hotels, Restaurants & Leisure	0.7	1.7	1.6
Household Durables	3.8	1.0	—
Household Products	1.2	1.4	1.4
Independent Power & Renewable Electricity Producers	0.7	—	—
Industrial Conglomerates	2.0	0.2	2.2
Industrial REITs	—	0.2	—
Insurance	4.7	2.7	2.9
Interactive Media & Services	1.1	2.8	1.6
IT Services	1.8	1.3	2.4
Leisure Products	—	0.2	0.7
Life Sciences Tools & Services	—	0.7	2.2
Machinery	2.2	1.8	3.9
Media	—	0.6	0.7
Metals & Mining	4.2	0.3	—
Multi-Utilities	—	0.4	1.6
Office REITs	—	0.1	—
Oil, Gas & Consumable Fuels	7.4	0.9	3.4
Passenger Airline	—	0.2	2.0
Personal Care Products	2.4	0.6	2.0
Pharmaceuticals	0.5	4.9	4.9
Professional Services	—	1.4	7.3
Real Estate Management & Development	0.4	0.2	0.4
Retail REITs	—	0.4	—

Semiconductors & Semiconductor Equipment	14.3	5.0	5.1
Software	—	5.7	1.9
Specialized REITs	—	0.2	—
Specialty Retail	1.2	1.4	3.6
Technology Hardware, Storage & Peripherals	3.4	2.0	1.3
Textiles, Apparel & Luxury Goods	—	0.3	4.6
Tobacco	0.7	0.3	—
Trading Companies & Distributors	—	0.6	—
Transportation Infrastructure	1.9	—	—
Wireless Telecommunication Services	2.4	0.3	—
Subtotal	97.8	74.4	96.1
Exchange-Traded Funds	—	1.2	—
Foreign Government Obligations	—	16.9	—
Supranational Bonds	—	3.5	—
U.S. Municipal Bonds	—	0.8	—
U.S. Treasury Securities	—	2.0	—
Warrants	—	0.0	—
Short-Term Investments	2.0	0.7	3.6
Total Investments	99.8%	99.5%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul Nathan A. Paul Chief Executive Officer

Date: May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul Nathan A. Paul Chief Executive Officer

Date: May 23, 2024

By:	/s/ Christina Kennedy Christina Kennedy Chief Financial Officer

Date: May 23, 2024